Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) - Schedule of Standardized Measure of Discounted Future Net Cash Flows (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2023
Successor [Member]
Schedule of Standardized Measure of Discounted Future Net Cash Flows [Line Items]
Annual discount	10.00%
Predecessor [Member]
Schedule of Standardized Measure of Discounted Future Net Cash Flows [Line Items]
Annual discount	10.00%